Annual Operating Expenses {- Fidelity Managed Retirement 2035 Fund} - NF_07.31 Fidelity Managed Retirement 2035 Fund AI PRO-01 - Fidelity Managed Retirement 2035 Fund	Dec. 13, 2022
Fidelity Advisor Managed Retirement 2035 Fund: Class A
Operating Expenses:
Management fee	0.48%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none	[1]
Total annual operating expenses	0.73%
Fidelity Advisor Managed Retirement 2035 Fund: Class I
Operating Expenses:
Management fee	0.48%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.48%

[1]	(a)Based on estimated amounts for the current fiscal year.